497(j)

                                  Certification


                                                                     May 3, 1999


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


        Re:  Pruco Life Single Premium Variable Life Account
             Registration No.: 2-99260


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company, on behalf Pruco Life Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectus that would have been filed under Rule 497(b) would not have differed from that contained in the most recent post-effective amendment.


                                            Respectfully submitted,



                                            /s/ CLIFFORD E. KIRSCH
                                            ---------------------------
                                            Clifford E. Kirsch
                                            Chief Legal Officer
                                            Pruco Life Insurance Company